Schedule of Investments (unaudited)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 2.1%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	USD	1,715	$ 1,693,834
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53		1,000	1,053,820
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,434,777
Southeast Energy Authority Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,759,514
RB, Series A-1, 5.50%, 01/01/53(a)		655	696,130
Sumter County IDA, RB, AMT, 6.00%, 07/15/52(a)		905	642,778
			7,280,853
Arizona — 2.2%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	235,766
RB, 5.00%, 12/15/49(b)		105	92,441
RB, 7.10%, 01/01/55(b)		920	940,323
RB, 5.00%, 07/01/55(b)		285	242,822
RB, Series B, 5.13%, 07/01/47(b)		195	182,450
Refunding RB, 5.50%, 07/01/52(b)		610	571,049
Refunding RB, Series A, 5.00%, 07/01/26(b)		225	222,468
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	582,196
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	165,019
City of Phoenix Arizona IDA
RB, 5.00%, 07/01/46(b)		570	525,834
Refunding RB, Series A, 5.00%, 07/01/35(b)		45	43,884
County of Pima IDA
RB, 5.13%, 07/01/39		145	131,644
RB, 5.25%, 07/01/49		180	156,256
Refunding RB, 4.00%, 06/15/51(b)		625	454,632
Refunding RB, 5.00%, 07/01/56(b)		295	253,708
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	270,568
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	282,318
RB, 5.50%, 10/01/51(b)		280	277,922
RB, AMT, 4.00%, 10/15/47(b)		1,470	1,260,848
Refunding RB, Series A, 4.13%, 09/01/38		230	227,047
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	513,938
			7,633,133
Arkansas — 1.8%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,230	2,009,663
RB, AMT, 4.75%, 09/01/49(b)		4,165	3,901,503
RB, AMT, 5.70%, 05/01/53		350	353,578
			6,264,744
California — 3.5%
California Community Housing Agency, RB, Series A, 5.00%, 04/01/49(b)		165	142,989
California HFA, RB, Series 2021-3, Class A, 3.25%, 08/20/36		956	870,630
California Infrastructure & Economic Development Bank, RB, AMT, 7.75%, 01/01/50(a)(b)		345	354,163
California Municipal Finance Authority, RB, 5.63%, 07/01/44(b)		150	146,918
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	253,090
Refunding RB, 5.00%, 07/01/51(b)		300	300,656
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)		250	206,809
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,185
Security		Par (000)	Value
California (continued)
California Statewide Financing Authority
RB, 6.00%, 05/01/43	USD	85	$ 85,050
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47		1,500	1,629,424
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	502,802
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		2,250	1,556,535
CMFA Special Finance Agency VIII, RB, Series A-1, 3.00%, 08/01/56(b)		645	417,028
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)		1,055	830,663
RB, 2.80%, 03/01/47(b)		315	236,929
RB, 3.13%, 07/01/56(b)		695	477,529
RB, 4.00%, 07/01/56(b)		720	530,799
RB, 4.00%, 07/01/56(b)		205	143,528
RB, 3.13%, 08/01/56(b)		100	70,595
RB, 4.00%, 10/01/56(b)		155	126,993
RB, 4.00%, 03/01/57(b)		505	357,952
RB, 4.00%, 07/01/58(b)		300	210,734
RB, 4.00%, 07/01/58(b)		265	190,361
RB, 4.00%, 12/01/59(b)		435	297,458
RB, 4.00%, 12/01/59(b)		1,080	696,994
RB, Series A, 3.00%, 09/01/56(b)		1,090	718,321
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(c)		310	33,112
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	365,764
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	394,367
			12,463,378
Colorado — 3.8%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	908,124
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	479,376
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	444,811
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	436,143
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	390,104
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	139,106
City & County of Denver Airport System Revenue
Refunding RB, AMT, Series A, 4.13%, 11/15/53		455	425,590
Refunding RB, AMT, Series A, 5.50%, 11/15/53		485	528,433
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45(b)		500	501,323
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39		195	210,182
RB, 5.50%, 11/01/47		120	129,037
RB, 5.25%, 11/01/52		305	323,839
RB, Series A, 5.00%, 05/15/35		250	222,545
RB, Series A, 5.00%, 05/15/44		270	214,403
RB, Series A, 5.00%, 05/15/49		420	320,266
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	956,717
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	560,661
GO, Series A, 5.00%, 08/01/49		540	482,600
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	454,045

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	USD	500	$ 362,871
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	442,669
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	468,577
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	455,293
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	619,830
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		725	487,896
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	236,788
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	161,543
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	563,162
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		813	675,317
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	465,935
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	460,469
			13,527,655
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45(b)		470	414,104
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		675	676,289
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(b)		96	95,469
Refunding RB, Series C-1, 6.25%, 02/01/30(b)		330	338,657
			1,524,519
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(d)		667	612,255
District of Columbia — 1.7%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		8,970	2,017,898
RB, 0.00%, 06/15/46(c)		10,325	2,078,861
RB, 0.00%, 06/15/55(c)		19,300	1,889,208
			5,985,967
Florida — 7.7%
Avenir Community Development District, Special Assessment RB, 5.63%, 05/01/54		330	321,327
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/23(b)		200	199,131
Refunding RB, 4.00%, 11/15/26(b)		475	460,480
Refunding RB, 4.00%, 11/15/28(b)		510	487,757
Refunding RB, 4.00%, 11/15/30(b)		555	519,582
Refunding RB, 4.00%, 11/15/34(b)		650	588,723
Refunding RB, 5.00%, 04/01/47		505	529,262
Refunding RB, 5.00%, 04/01/52		715	744,402
Buckhead Trails Community Development District, Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	208,816
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		475	471,590
Security		Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(b)	USD	100	$ 85,086
RB, 5.75%, 06/01/54(b)		420	355,039
RB, 5.00%, 01/01/55(b)		1,570	1,197,058
RB, 4.88%, 06/15/56(b)		1,335	1,045,178
RB, 0.00%, 07/01/61(b)(c)		23,740	1,586,051
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45		235	220,723
Charlotte County IDA
RB, 5.00%, 10/01/34(b)		105	104,341
RB, 5.00%, 10/01/49(b)		510	470,363
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	484,606
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	265,427
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	240,805
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	158,626
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	123,580
Escambia County Health Facilities Authority, Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,796,197
Florida Development Finance Corp.
RB, 5.00%, 06/15/51(b)		840	685,226
RB, 5.25%, 06/01/55(b)		645	517,437
RB, 5.13%, 06/15/55(b)		2,490	2,051,094
RB, 6.50%, 06/30/57(b)		265	258,658
RB, Series A, 6.13%, 06/15/44(b)		45	45,016
RB, Series C, 5.75%, 12/15/56(b)		370	301,286
RB, AMT, 6.13%, 07/01/32(a)(b)		1,375	1,383,292
Refunding RB, 4.00%, 06/01/46(b)		300	206,707
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	792,725
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	195,944
Special Assessment RB, 4.50%, 05/01/52		235	208,132
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	332,906
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		140	137,301
Special Assessment RB, 3.25%, 05/01/29		225	212,973
Special Assessment RB, 4.75%, 05/01/29		180	179,864
Special Assessment RB, 4.88%, 05/01/35		150	146,676
Special Assessment RB, 4.40%, 05/01/39		525	481,235
Special Assessment RB, 5.30%, 05/01/39		205	205,109
Special Assessment RB, 5.50%, 05/01/39(b)		25	25,407
Special Assessment RB, 5.45%, 05/01/48		365	357,869
Special Assessment RB, 5.65%, 05/01/48(b)		115	115,945
Special Assessment RB, 4.00%, 05/01/49(b)		200	161,481
Special Assessment RB, 3.90%, 05/01/50		240	182,930
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	251,009
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		150	147,509
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	98,138
Special Assessment Refunding RB, 3.38%, 05/01/30		335	314,990
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	340,295
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	91,073

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Portico Community Development District
Special Assessment RB, Series 2, 4.00%, 05/01/50	USD	425	$ 334,376
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		50	49,451
Special Assessment RB, 3.50%, 11/01/30		200	185,832
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	110,737
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	98,293
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	643,129
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	463,269
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	314,418
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	169,268
Trout Creek Community Development District
Special Assessment RB, 5.00%, 05/01/28		240	241,115
Special Assessment RB, 5.63%, 05/01/45		200	198,708
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	97,847
Special Assessment RB, 4.75%, 05/01/39		190	177,198
Special Assessment RB, 5.00%, 05/01/50		290	260,275
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	779,265
Windward at Lakewood Ranch Community Development District
Special Assessment RB, 4.00%, 05/01/42		140	118,508
Special Assessment RB, 4.25%, 05/01/52		170	138,023
			27,472,089
Georgia — 1.0%
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	132,977
Main Street Natural Gas, Inc.
RB, Series A, 5.00%, 05/15/49		905	927,748
RB, Series A, 5.00%, 06/01/53(a)		1,635	1,696,072
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	655,082
			3,411,879
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	317,673
Illinois — 3.6%
Chicago Board of Education
GO, Series D, 5.00%, 12/01/46		190	187,006
GO, Series D, 5.00%, 12/01/46		485	474,654
GO, Refunding, Series A, 5.00%, 12/01/30		505	526,811
GO, Refunding, Series B, 4.00%, 12/01/35		230	220,237
GO, Refunding, Series B, 4.00%, 12/01/41		930	828,173
GO, Refunding, Series C, 5.00%, 12/01/34		625	641,810
GO, Refunding, Series D, 5.00%, 12/01/25		290	292,993
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,009,507
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	770,395
Security		Par (000)	Value
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39	USD	500	$ 505,857
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	924,402
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	150,712
Refunding RB, 5.00%, 02/15/47		900	861,958
Refunding RB, Series C, 5.00%, 02/15/41		650	671,527
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	397,524
RB, 5.00%, 06/15/57		660	667,837
Refunding RB, 4.00%, 06/15/50		1,895	1,717,032
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,007,620
GO, 5.50%, 07/01/33		365	365,098
GO, 5.00%, 05/01/39		275	276,867
GO, Series D, 5.00%, 11/01/28		295	314,955
GO, Refunding, Series B, 5.00%, 10/01/27		105	111,814
			12,924,789
Indiana — 0.3%
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(e)(f)		325	289,250
Indiana Finance Authority, RB, AMT, 6.75%, 05/01/39		640	714,101
			1,003,351
Iowa — 0.8%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	691,652
Refunding RB, Series E, 4.00%, 08/15/46		570	544,746
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,601,993
			2,838,391
Kentucky — 0.7%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	124,049
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,277,096
			2,401,145
Louisiana — 0.9%
Lafayette Parish School Board Sale Tax Revenue
RB, 4.00%, 04/01/48		175	163,244
RB, 4.00%, 04/01/53		110	99,875
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	338,517
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(b)		310	261,598
RB, 5.25%, 06/01/51(b)		455	372,308
RB, 5.25%, 06/01/60(b)		840	670,708
RB, Series A, 6.50%, 06/01/62(b)		150	145,015
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,008,747
			3,060,012
Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)		670	415,085
Maryland — 2.0%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	248,134
City of Baltimore
RB, 4.88%, 06/01/42		170	162,389
Refunding RB, 4.00%, 09/01/27		100	97,837
Refunding TA, 3.20%, 06/01/30(b)		200	180,780

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Maryland (continued)
City of Baltimore
Refunding TA, 3.25%, 06/01/31(b)	USD	225	$ 201,186
Refunding TA, 3.30%, 06/01/32(b)		500	442,439
Refunding TA, 3.35%, 06/01/33(b)		540	474,378
Refunding TA, 3.40%, 06/01/34(b)		570	497,483
Refunding TA, 3.45%, 06/01/35(b)		610	528,820
County of Frederick, Refunding TA, 4.63%, 07/01/43(b)		1,100	1,055,051
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	589,381
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,013,259
Refunding RB, 5.00%, 07/01/40		500	506,381
			6,997,518
Massachusetts — 1.0%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	992,878
RB, 5.00%, 10/01/54		710	632,076
RB, Series A, 5.00%, 01/01/47		500	497,076
RB, Series N, 5.00%, 07/01/44		500	502,866
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		325	306,731
Refunding RB, AMT, Series A, 4.50%, 12/01/47		515	503,396
			3,435,023
Michigan — 0.5%
City of Detroit
GO, 5.00%, 04/01/34		90	92,649
GO, 5.00%, 04/01/35		90	92,385
GO, 5.00%, 04/01/36		65	66,507
GO, 5.00%, 04/01/37		100	102,015
GO, 5.00%, 04/01/38		45	45,759
Michigan Strategic Fund, RB, 5.00%, 11/15/42		210	189,651
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	507,602
RB, Series D, 5.00%, 12/01/40		500	514,619
RB, AMT, 5.00%, 12/01/39		250	252,993
			1,864,180
Minnesota — 1.5%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	601,542
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,930,737
City of Minneapolis
RB, 5.00%, 07/01/40		435	380,664
RB, Series A, 5.75%, 07/01/55		850	825,246
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	432,998
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	240,179
Minnesota HFA, RB, (GNMA/FNMA/FHLMC), Series M, 6.00%, 01/01/53		700	752,936
			5,164,302
Missouri — 0.9%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	176,784
Refunding RB, 4.75%, 11/15/47		240	176,591
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	50,567
RB, AMT, 5.00%, 03/01/54		1,275	1,307,295
Refunding RB, 2.00%, 11/15/46		52	2,284
Refunding RB, 5.00%, 11/15/46		116	88,405
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		720	627,299
TA, 5.00%, 02/01/40(b)		260	213,550
Security		Par (000)	Value
Missouri (continued)
Plaza at Noah’s Ark Community Improvement District, Refunding RB, 3.00%, 05/01/25	USD	100	$ 96,936
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	627,127
			3,366,838
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	508,809
Nevada — 0.2%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	178,540
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		405	403,170
RB, 5.00%, 07/01/45		280	273,738
			855,448
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	276,504
RB, Series A, 4.25%, 08/15/46		365	302,237
RB, Series A, 4.50%, 08/15/55		755	625,437
Refunding RB, 4.63%, 11/01/42(b)		320	276,847
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		190	144,692
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	115,369
			1,741,086
New Jersey — 3.5%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39		250	252,325
New Jersey EDA
RB, 5.00%, 07/01/32		200	197,989
RB, 5.25%, 11/01/54(b)		945	804,801
RB, Series WW, 5.25%, 06/15/40		55	57,242
RB, Series WW, 5.25%, 06/15/40		945	984,330
RB, AMT, 6.50%, 04/01/31		75	80,769
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,044
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/51		1,865	1,771,991
Refunding RB, 4.25%, 07/01/44		395	395,328
Refunding RB, 5.00%, 07/01/44		220	221,977
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,408,253
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	664,225
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	210,192
RB, Series AA, 4.00%, 06/15/45		3,000	2,864,883
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	399,767
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,675	1,681,207
			12,245,323
New York — 5.2%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)		285	290,891
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,432
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	500,902
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	97,639
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	160,700

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44	USD	1,000	$ 982,943
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 4.00%, 02/01/49		3,845	3,788,685
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	871,003
New York Counties Tobacco Trust VI, Refunding RB, 5.00%, 06/01/45		835	785,272
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	614,822
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,602,554
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,167,228
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	502,699
RB, AMT, 5.00%, 10/01/35		710	741,557
RB, AMT, 5.00%, 12/01/40		830	863,212
RB, AMT, 4.00%, 04/30/53		640	543,316
Refunding RB, AMT, 5.38%, 08/01/36		865	879,769
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	430,365
Refunding RB, 5.00%, 07/01/56(b)		560	436,341
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		685	669,586
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	501,971
			18,626,887
North Carolina — 0.4%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53		820	882,166
North Carolina Medical Care Commission
Refunding RB, Series A, 5.25%, 01/01/41		20	20,194
Refunding RB, Series A, 5.25%, 01/01/41		230	217,139
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	250,741
			1,370,240
North Dakota — 0.2%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	881,253
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		2,720	2,536,864
Cleveland-Cuyahoga County Port Authority
Refunding TA, 4.00%, 12/01/55(b)		185	158,578
Refunding TA, 4.50%, 12/01/55(b)		155	129,084
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	171,433
Refunding RB, 4.00%, 08/15/50		915	837,101
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	131,690
Refunding RB, 5.25%, 05/01/40		145	130,031
Refunding RB, 5.50%, 05/01/50		670	568,031
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		815	734,956
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)		780	715,169
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	186,886
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(b)		1,380	1,037,773
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	371,910
			7,709,506
Security		Par (000)	Value
Oklahoma — 1.7%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)	USD	3,290	$ 3,417,473
RB, Series B, 5.00%, 08/15/38		975	912,618
RB, Series B, 5.50%, 08/15/52		580	551,731
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	198,601
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	966,299
			6,046,722
Oregon — 1.6%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	143,170
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	154,292
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	273,684
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49		5,000	4,763,496
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	271,451
			5,606,093
Pennsylvania — 1.7%
Bucks County IDA, RB, 4.00%, 07/01/46		200	146,393
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,122,552
Montgomery County IDA, RB, 5.00%, 11/15/45		375	350,913
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	537,533
RB, AMT, 5.25%, 06/30/53		770	799,130
Refunding RB, AMT, 5.50%, 11/01/44		500	499,375
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	765,632
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44		1,045	1,015,668
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	250,605
Refunding RB, Series 2015, 5.00%, 04/01/45		500	508,611
			5,996,412
Puerto Rico — 10.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)		30,030	1,952,673
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(c)		537	327,674
GO, Series A1, 5.63%, 07/01/29		1,049	1,123,460
GO, Series A1, 5.75%, 07/01/31		440	480,908
GO, Series A1, 4.00%, 07/01/33		418	395,324
GO, Series A1, 4.00%, 07/01/35		375	348,348
GO, Series A1, 4.00%, 07/01/37		322	287,255
GO, Series A1, 4.00%, 07/01/41		438	379,331
GO, Series A1, 4.00%, 07/01/46		455	386,617
GO, Sub-Series CW, 0.00%, 11/01/43(a)		3,096	1,563,690
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)		136	47,501
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)		7,284	3,661,326
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)		1,249	157,308
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)		3,780	1,574,527
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)		385	145,362
RB, Series A, 7.00%, 07/01/33(e)(f)		1,795	676,812
RB, Series A, 6.75%, 07/01/36(e)(f)		775	292,217

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/42(e)(f)	USD	325	$ 122,709
RB, Series A, 7.00%, 07/01/43(e)(f)		175	65,984
RB, Series A-1, 10.00%, 07/01/19(e)(f)		42	15,840
RB, Series A-2, 10.00%, 07/01/19(e)(f)		212	79,914
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	66,745
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	66,745
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	183,379
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	183,409
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	18,540
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	18,540
RB, Series CCC, 5.25%, 07/01/26(e)(f)		125	47,196
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	205,773
RB, Series CCC, 5.25%, 07/01/28(e)(f)		70	26,430
RB, Series D-1, 7.50%, 01/01/20(e)(f)		426	160,473
RB, Series D-2, 7.50%, 01/01/20(e)(f)		840	316,856
RB, Series D-4, 7.50%, 07/01/20(e)(f)		145	54,671
RB, Series TT, 5.00%, 07/01/18(e)(f)		160	60,410
RB, Series TT, 5.00%, 07/01/25(e)(f)		45	16,990
RB, Series TT, 5.00%, 07/01/26(e)(f)		190	71,737
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	149,138
RB, Series WW, 5.50%, 07/01/17(e)(f)		110	41,532
RB, Series WW, 5.50%, 07/01/18(e)(f)		95	35,869
RB, Series WW, 5.50%, 07/01/19(e)(f)		70	26,430
RB, Series WW, 5.38%, 07/01/22(e)(f)		940	354,911
RB, Series WW, 5.38%, 07/01/24(e)(f)		65	24,542
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	62,298
RB, Series WW, 5.25%, 07/01/33(e)(f)		75	28,317
RB, Series WW, 5.50%, 07/01/38(e)(f)		220	83,064
RB, Series XX, 5.25%, 07/01/27(e)(f)		50	18,878
RB, Series XX, 5.25%, 07/01/35(e)(f)		30	11,327
RB, Series XX, 5.75%, 07/01/36(e)(f)		600	226,539
RB, Series XX, 5.25%, 07/01/40(e)(f)		2,320	875,950
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)		160	60,410
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)		265	100,055
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)		40	15,103
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)		895	337,921
Refunding RB, Series UU, 0.00%, 07/01/17(a)(e)(f)		30	11,413
Refunding RB, Series UU, 0.00%, 07/01/18(a)(e)(f)		30	11,413
Refunding RB, Series UU, 0.00%, 07/01/20(a)(e)(f)		250	95,108
Refunding RB, Series UU, 3.89%, 07/01/31(a)(e)(f)		300	114,129
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)		70	26,430
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)		235	88,728
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	351,135
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)		150	56,635
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)		75	28,317
Puerto Rico Highway & Transportation Authority, RB, Series B, 0.00%, 07/01/32(c)		1,217	776,101
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(c)		613	478,341
RB, Series A-1, 0.00%, 07/01/33(c)		496	323,335
RB, Series A-1, 0.00%, 07/01/46(c)		6,971	1,959,993
RB, Series A-1, 4.75%, 07/01/53		3,377	3,236,874
RB, Series A-1, 5.00%, 07/01/58		2,171	2,110,783
RB, Series A-2, 4.33%, 07/01/40		5,865	5,598,551
RB, Series A-2, 4.33%, 07/01/40		34	32,416
RB, Series A-2, 4.54%, 07/01/53		317	291,318
RB, Series A-2, 4.78%, 07/01/58		2,226	2,117,737
RB, Series B-1, 0.00%, 07/01/46(c)		477	133,288
			35,877,003
Security		Par (000)	Value
Rhode Island — 0.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37	USD	460	$ 436,957
South Carolina — 0.5%
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)		325	300,904
Refunding RB, 4.00%, 11/15/27		135	127,779
Refunding RB, 5.00%, 02/01/38		1,000	1,025,911
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	183,792
			1,638,386
Tennessee — 2.4%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	250,839
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	362,033
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	706,226
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,763,031
Refunding RB, 4.00%, 10/01/49		220	171,831
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(c)		685	237,075
Metropolitan Nashville Airport Authority
RB, AMT, Series B, 5.25%, 07/01/35		320	356,538
RB, AMT, Series B, 5.50%, 07/01/36		265	298,970
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)		2,320	2,460,928
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)		1,750	1,807,078
			8,414,549
Texas — 6.1%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	331,834
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41		225	202,431
RB, 5.00%, 06/15/51		490	422,203
RB, 5.63%, 08/15/54(b)		1,305	1,218,486
RB, 7.88%, 11/01/62(b)		280	286,338
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	340,602
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	201,855
Refunding RB, Series C, 5.00%, 08/15/42		250	251,710
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)		230	202,284
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41		700	631,196
Refunding RB, AMT, 5.00%, 07/15/27		140	143,054
Refunding RB, AMT, 5.00%, 07/01/29		500	499,177
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	931,519
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,433,041
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	506,193
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	255,618
Dallas ISD, GO (Permanent School Fund Guaranteed), 5.00%, 02/15/48		1,375	1,508,625
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	448,544
Fort Worth ISD, GO (Permanent School Fund Guaranteed), 4.00%, 02/15/48		230	225,507

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)	USD	285	$ 277,092
New Hope Cultural Education Facilities Finance Corp.
RB, 6.75%, 10/01/52		800	714,366
RB, Series A, 5.00%, 08/15/51(b)		250	231,782
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,048,013
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	305,176
Port Beaumont Navigation District
RB, AMT, 2.75%, 01/01/36(b)		1,105	801,257
RB, AMT, 2.88%, 01/01/41(b)		350	226,829
RB, AMT, 3.00%, 01/01/50(b)		1,495	874,156
Refunding RB, AMT, 3.63%, 01/01/35(b)		635	517,646
Refunding RB, AMT, 4.00%, 01/01/50(b)		1,975	1,426,628
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.50%, 11/15/47		595	651,940
Refunding RB, 5.00%, 10/01/49		250	238,880
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58		315	314,225
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(c)		1,000	445,234
RB, 0.00%, 08/01/42(c)		655	261,218
Texas Water Development Board, RB, 4.00%, 10/15/45		1,295	1,283,945
			21,658,604
Utah — 0.1%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	242,169
Refunding RB, 5.00%, 06/15/55(b)		230	198,415
			440,584
Vermont — 0.3%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	617,755
RB, Series A, 4.50%, 12/01/44(b)		705	582,178
			1,199,933
Virginia — 0.4%
Ballston Quarter Community Development Authority, TA, Series A, 5.13%, 03/01/31		230	195,803
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	278,236
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	229,930
Special Assessment RB, 5.00%, 03/01/45(b)		90	85,375
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	217,916
RB, 5.00%, 01/01/34		190	162,906
RB, 5.00%, 01/01/49		365	278,809
			1,448,975
Washington — 0.7%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	201,433
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	252,651
Washington State Housing Finance Commission
RB, Series A, 5.00%, 07/01/50(b)		310	284,646
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,608,445
Refunding RB, 6.00%, 01/01/45(b)		210	185,522
			2,532,697
Security		Par (000)	Value
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43	USD	430	$ 402,212
Wisconsin — 4.3%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)		195	140,400
RB, 0.00%, 01/01/35(b)(c)		1,185	528,660
RB, 4.50%, 01/01/35(b)		725	637,243
RB, 5.00%, 06/15/41(b)		210	193,451
RB, 5.00%, 01/01/42(b)		360	322,525
RB, 6.85%, 11/01/46(b)(e)(f)		275	178,750
RB, 7.00%, 11/01/46(b)(e)(f)		155	100,750
RB, 5.38%, 07/15/47(b)		335	311,098
RB, 7.00%, 10/01/47(b)(e)(f)		195	140,400
RB, 5.50%, 12/01/48(b)(e)(f)		8	1,808
RB, 5.63%, 06/15/49(b)		1,430	1,227,884
RB, 5.00%, 06/15/51(b)		195	158,132
RB, 5.25%, 12/01/51(b)		1,060	794,848
RB, 5.00%, 06/15/55(b)		550	474,470
RB, 5.00%, 06/15/55(b)		2,750	2,119,953
RB, 5.00%, 07/01/55(b)		880	737,987
RB, 5.00%, 01/01/56(b)		875	732,256
RB, 4.75%, 06/15/56(b)		440	321,353
RB, 5.00%, 06/15/56(b)		145	115,014
RB, 0.00%, 01/01/60(b)(c)		19,530	1,149,462
RB, Series A, 5.63%, 06/15/49(b)		865	791,764
RB, AMT, 4.00%, 09/30/51		2,025	1,658,073
RB, AMT, 4.25%, 07/01/54		1,160	827,207
RB, AMT, 4.00%, 03/31/56		680	536,319
Refunding RB, 5.00%, 10/01/34(b)		100	100,457
Refunding RB, 5.25%, 05/15/52(b)		245	212,835
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	750,052
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	167,231
			15,430,382
Total Municipal Bonds — 79.2% (Cost: $306,790,414)			281,032,840
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 0.7%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		2,340	2,449,362
Florida — 0.8%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45		3,060	2,732,130
Nebraska — 0.8%
Central Plains Energy Gas Revenue, RB, Series 1, 5.00%, 05/01/53		2,860	2,971,298
New York — 2.0%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	934,012
Refunding RB, Series A-1, 4.15%, 11/01/38		1,414	1,375,813
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,719,782
			7,029,607

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
West Virginia — 0.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	USD	1,215	$ 1,182,005
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.6% (Cost: $17,027,681)			16,364,402
Total Long-Term Investments — 83.8% (Cost: $323,818,095)			297,397,242
Shares
Short-Term Securities
Money Market Funds — 14.7%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.86%(h)	52,216,046	52,210,824
		Par (000)
Municipal Bonds
Florida — 1.4%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Barclays Bank plc SBPA), 3.65%, 07/03/23(i)	USD	2,500	2,500,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 4.10%, 07/07/23(i)		2,500	2,500,000
			5,000,000
New York — 0.7%
City of New York, GO, Sub-Series A-2, VRDN, (Mizuho Bank Ltd. LOC), 3.85%, 07/03/23(i)		2,500	2,500,000
Security		Par (000)	Value
Virginia — 0.7%
Loudoun County EDA, RB, Series F, VRDN, 4.12%, 07/07/23(i)	USD	2,500	$ 2,500,000
Total Municipal Bonds — 2.8% (Cost: $10,000,000)			10,000,000
Total Short-Term Securities — 17.5% (Cost: $62,209,896)			62,210,824
Total Investments — 101.3% (Cost: $386,027,991)			359,608,066
Other Assets Less Liabilities — 1.2%			4,360,903
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%			(8,915,370)
Net Assets — 100.0%			$ 355,053,599
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Annualized 7-day yield as of period end.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 280,420,585	$ 612,255	$ 281,032,840
Municipal Bonds Transferred to Tender Option Bond Trusts	—	16,364,402	—	16,364,402
Short-Term Securities
Money Market Funds	—	52,210,824	—	52,210,824
Municipal Bonds	—	10,000,000	—	10,000,000
	$ —	$ 358,995,811	$ 612,255	$ 359,608,066
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $8,837,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note